                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5843

                      (Investment Company Act File Number)

                             Cash Trust Series, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/04

               Date of Reporting Period: Fiscal year ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0006	0.0058	0.0174	0.0506	0.0455
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0058)	(0.0174)	(0.0506)	(0.0455)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.58%	1.75%	5.18%	4.65%

Ratios to Average Net Assets:

Expenses	1.04%	1.05%	1.05%	1.04%	1.01%

Net investment income	0.07%	0.59%	1.74%	4.96%	4.54%

Expense waiver/reimbursement[2]	0.07%	0.04%	0.01%	0.02%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$444,087	$590,024	$663,299	$785,978	$582,519

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--42.9%
$24,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.970% - 1.010%, 6/11/2004 - 7/7/2004	$24,495,384
20,925,000		Federal Home Loan Bank System Notes, 1.300% - 3.875%, 11/15/2004 - 5/4/2005	20,973,642
7,134,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 1.210%, 8/18/2004 - 1/24/2005	7,099,974
18,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.085% - 1.135%, 6/9/2004 - 8/7/2004	18,000,000
2,000,000		Federal Home Loan Mortgage Corp. Notes, 3.250% - 3.875%, 11/15/2004 - 2/15/2005	2,025,830
23,500,000	[2]	Federal National Mortgage Association Discount Notes, 1.020% - 1.260%, 6/16/2004 - 12/27/2004	23,403,903
83,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.990% - 1.100%, 6/3/2004 - 8/11/2004	83,475,127
11,000,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 12/8/2004 - 6/3/2005	10,999,964

		TOTAL U.S. GOVERNMENT AGENCIES	190,473,824

		REPURCHASE AGREEMENTS--57.1%
19,444,000		Interest in $2,285,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.000% dated 5/28/2004, to be repurchased at $19,446,160 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral marketvalue $2,330,959,950 (at amortized cost)	19,444,000
8,000,000	[3]	Interest in $280,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.050%, dated 2/10/2004, to be repurchased at $8,027,533 on 6/8/2004, collateralized by a U.S. Government Agency Obligation with a maturity to 3/1/2034, collateral market value $285,600,001 (at amortized cost)	8,000,000
93,000,000		Interest in $1,500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.050%, dated 5/28/2004, to be repurchased at $93,010,850 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,530,010,698 (at amortized cost)	93,000,000
1,000,000	[3]	Interest in $100,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.040%, dated 3/12/2004, to be repurchased at $1,002,629 on 6/14/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034, collateral market value $102,397,856 (at amortized cost)	1,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$8,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.040%, dated 3/31/2004, to be repurchased at $8,020,800 on 6/30/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034, collateral market value $256,082,712 (at amortized cost)	$8,000,000
8,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.100%, dated 5/4/2004, to be repurchased at $8,022,489 on 8/4/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2034, collateral market value$460,778,479 (at amortized cost)	8,000,000
90,000,000		Interest in $950,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.050%, dated 5/28/2004, to be repurchased at $90,010,500 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2034, collateral market value $982,148,764 (at amortized cost)	90,000,000
9,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 2/26/2004, to be repurchased at $9,026,520 on 6/7/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2032, collateral market value $309,003,014 (at amortized cost)	9,000,000
10,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 4/22/2004, to be repurchased at $10,016,178 on 6/17/2004, collateralized by U.S. Treasury Obligations with various maturities to 6/25/2034, collateral market value $412,003,195 (at amortized cost)	10,000,000
7,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with UBS Securities LLC, 1.050%, dated 4/8/2004, to be repurchased at $7,019,396 on 7/12/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2033, collateral market value $412,000,752 (at amortized cost)	7,000,000

		TOTAL REPURCHASE AGREEMENTS	253,444,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[4]	443,917,824

		OTHER ASSETS AND LIABILITIES - NET--0.0%	169,088

		TOTAL NET ASSETS--100%	$444,086,912

1 Denotes variable rate securities which show current rate and next demand date.

2 These issues show the rate of discount at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Investments in repurchase agreements	$253,444,000
Investments in securities	190,473,824

Total investments in securities, at amortized cost and value		$443,917,824
Cash		23,632
Income receivable		420,001
Receivable for shares sold		1,916

TOTAL ASSETS		444,363,373

Liabilities:
Payable for shares redeemed	75
Income distribution payable	7,146
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	84,065
Payable for Directors'/Trustees' fees	898
Payable for distribution services fee (Note 5)	37,938
Payable for shareholder services fee (Note 5)	87,105
Accrued expenses	59,234

TOTAL LIABILITIES		276,461

Net assets for 444,086,347 shares outstanding		$444,086,912

Net Assets Consist of:
Paid-in capital		$444,086,347
Undistributed net investment income		565

TOTAL NET ASSETS		$444,086,912

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$444,086,912 ÷ 444,086,347 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$5,865,890

Expenses:
Investment adviser fee (Note 5)		$2,644,124
Administrative personnel and services fee (Note 5)		411,262
Custodian fees		38,826
Transfer and dividend disbursing agent fees and expenses (Note 5)		558,181
Directors'/Trustees' fees		7,031
Auditing fees		12,071
Legal fees		6,035
Portfolio accounting fees (Note 5)		96,052
Distribution services fee (Note 5)		528,825
Shareholder services fee (Note 5)		1,322,062
Share registration costs		191,601
Printing and postage		45,228
Insurance premiums		10,549
Taxes		50,811
Miscellaneous		3,402

TOTAL EXPENSES		5,926,060

Waivers (Note 5):
Waiver of investment adviser fee	$(287,165)
Waiver of administrative personnel and services fee	(10,695)
Waiver of transfer and dividend disbursing agent fees and expenses	(49,627)
Waiver of shareholder services fee	(62,104)

TOTAL WAIVERS		(409,591)

Net expenses			5,516,469

Net investment income			$349,421

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$349,421	$4,165,927

Distributions to Shareholders:
Distributions from net investment income	(348,635)	(4,166,148)

Share Transactions:
Proceeds from sale of shares	1,446,831,286	2,421,603,767
Net asset value of shares issued to shareholders in payment of distributions declared	320,224	3,562,193
Cost of shares redeemed	(1,593,089,510)	(2,498,440,447)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(145,938,000)	(73,274,487)

Change in net assets	(145,937,214)	(73,274,708)

Net Assets:
Beginning of period	590,024,126	663,298,834

End of period (including undistributed (distributions in excess of) net investment income of $565 and $(221), respectively)	$444,086,912	$590,024,126

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $444,086,347. Transactions in capital stock were as follows:

Year Ended May 31	2004	2003
Shares sold	1,446,831,286	2,421,603,767
Shares issued to shareholders in payment of distributions declared	320,224	3,562,193
Shares redeemed	(1,593,089,510)	(2,498,440,447)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(145,938,000)	(73,274,487)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income	$348,635	$4,166,148

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,711

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004, the fees paid to FAS and FServ were $220,261 and $180,306 respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $57,033, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2004 and 2003, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 20, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989

Principal Occupations: Chairman and Director or Trustee of the
Federated Fund Complex; Chairman and Director, Federated
Investors, Inc.

Previous Positions: Trustee, Federated Investment Management
Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of
the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and
Director, Federated Investors, Inc.; Chairman and Trustee, Federated
Investment Management Company; Trustee, Federated Investment
Counseling; Chairman and Director, Federated Global Investment
Management Corp.; Chairman, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director, Federated
Services Company.

Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551204

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28564 (7/04)

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.005	0.012	0.032	0.029

Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.012)	(0.032)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.13%	0.51%	1.20%	3.21%	2.92%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.05%	1.04%	1.02%

Net investment income	0.13%	0.52%	1.16%	3.16%	2.87%

Expense waiver/reimbursement[2]	0.03%	0.07%	0.05%	0.03%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$353,473	$426,684	$538,236	$508,523	$430,365

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--0.8%
$2,922,000		Birmingham, AL IDA, IDRB's (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	$2,922,000

		Arizona--4.1%
750,000		Apache County, AZ IDA, 1983 (Series A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	750,000
2,350,000		Casa Grande, AZ IDA, (Series 2002A), Weekly VRDNs (Price Companies, Inc.)/(Bank of America N.A., LOC)	2,350,000
2,100,000		Gilbert, AZ, (Series 2003B), 2.00% Bonds, 7/1/2004	2,101,538
2,500,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A., LOC)	2,500,000
645,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	645,000
4,150,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A., LOC)	4,150,000
2,000,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	2,000,000

		TOTAL	14,496,538

		Arkansas--1.2%
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000

		TOTAL	4,050,000

		California--3.1%
5,625,000	[2]	California State, RAWS (Series 2003 FR/RI-F11J), 1.20% TOBs (Lehman Brothers Holdings, Inc. SWP) 6/16/2004	5,625,000
4,375,000		California State, RAWS (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,375,000
797,921		Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	797,921

		TOTAL	10,797,921

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--1.6%
$2,500,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC)	$2,500,000
1,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 1.20% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2004	1,000,000
725,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A., LOC)	725,000
1,600,000		Thornton, CO, (Series 2003), Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnatti LOC)	1,600,000

		TOTAL	5,825,000

		District of Columbia--0.3%
1,190,000		District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,190,000

		Florida--1.4%
2,000,000	[2]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), 1.10% TOBs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional Tender 10/13/2004	2,000,000
3,000,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	3,000,000

		TOTAL	5,000,000

		Georgia--2.7%
4,000,000		Monroe County, GA Development Authority, (Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005	4,000,000
5,500,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	5,500,000

		TOTAL	9,500,000

		Illinois--7.3%
6,000,000		Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	6,000,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A., LOC)	3,000,000
2,225,000		Illinois Development Finance Authority, IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank N.A., Cincinnati LOC)	2,225,000
5,675,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One N.A., (Chicago) LOC)	5,675,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One N.A., (Chicago) LOC)	2,630,000
6,270,000	[2]	University of Illinois, MERLOTS (Series 2001-A88), 1.25% TOBs (AMBAC INS)/(Wachovia Bank N.A.,LIQ), Optional Tender 11/10/2004	6,270,000

		TOTAL	25,800,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--2.8%
$1,230,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A., LOC)	$1,230,000
1,025,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A., LOC)	1,025,000
2,020,000		Huntingburg, IN, (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One N.A., (Chicago) LOC)	2,020,000
1,080,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One N.A., (Chicago) LOC)	1,080,000
1,500,000		Indiana Development Finance Authority, (Series 2002 EDRB), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)	1,500,000
715,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/(Bank One N.A., (Columbus) LOC)	715,000
2,275,000		Miami County, IN, (Series 2001)(Timberland RV Project) Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)	2,275,000

		TOTAL	9,845,000

		Iowa--0.1%
295,000		Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries, Inc. Project)/(Wells Fargo Bank Minnesota N.A., LOC)	295,000

		Kansas--1.0%
3,280,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank N.A., Cincinnati LOC)	3,280,000

		Kentucky--1.4%
1,015,000		Fort Mitchell, KY IDA, 1.50% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 11/1/2004	1,015,000
1,300,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,300,000
1,521,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,521,000
1,100,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	1,100,000

		TOTAL	4,936,000

		Louisiana--0.7%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(Bank One N.A., (Chicago) LOC)	2,500,000

		Maine--1.2%
4,290,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A., LOC)	4,290,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--2.5%
$1,710,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	$1,710,000
1,780,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,780,000
3,200,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs 12/21/2004	3,200,000
1,805,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,805,000
525,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	525,000

		TOTAL	9,020,000

		Massachusetts--3.8%
7,500,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,500,000
3,000,000		Fitchburg, MA, 2.00% BANs, 10/22/2004	3,009,287
2,800,000		Massachusetts State HFA, (Series R), 1.15% BANs, 5/2/2005	2,800,000

		TOTAL	13,309,287

		Minnesota--1.5%
1,225,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	1,225,000
1,700,000		Minnesota State Higher Education Coordinating Board, 1992 (Series A), Weekly VRDNs (U.S. Bank N.A., Cincinnatti LIQ)	1,700,000
540,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	540,000
1,415,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota N.A., LOC)	1,415,000
405,000		White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A., LOC)	405,000

		TOTAL	5,285,000

		Mississippi--2.1%
2,640,000		Mississippi Business Finance Corp., (Series 1998), Weekly VRDNs (American Metal Sales, Inc.)/(Wells Fargo Bank, N.A., LOC)	2,640,000
1,945,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,945,000
2,955,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,955,000

		TOTAL	7,540,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		MultiState--11.8%
$1,877,500		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	$1,877,500
7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	7,000,000
11,045,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	11,045,000
6,490,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	6,490,000
2,970,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT), (Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,970,000
3,001,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT), (Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,001,000
6,420,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT), (Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	6,420,000
3,000,000		Clipper Tax-Exempt Certificates Trust (MultiState-AMT), (Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	3,000,000

		TOTAL	41,803,500

		Nevada--1.1%
4,000,000		Clark County, NV, (Series 1997A), 1.17% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2004	4,000,000

		New York--1.1%
4,000,000		New York City, NY, (1995 Series A), 7.00% Bonds, 8/1/2004	4,037,766

		North Carolina--1.1%
3,905,000		Durham, NC Housing Authority Weekly VRDNs (Fayette Place Apartments)/(Bank of America N.A., LOC)	3,905,000

		North Dakota--1.3%
550,000		Fargo, ND, Variable Rate Demand IDRB's (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	550,000
3,990,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	3,990,000

		TOTAL	4,540,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--14.9%
$3,915,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A., LOC)	$3,915,000
1,540,000		Belmont County, OH, 1.36% BANs, 3/16/2005	1,543,119
3,410,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	3,410,000
1,000,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	1,000,000
3,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A., LOC)	3,000,000
4,000,000		Cuyahoga County, OH IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC)	4,000,000
2,255,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC)	2,255,000
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	1,250,000
2,000,000		Euclid, OH, 2.00% BANs, 5/5/2005	2,012,798
3,100,000		Fairborn, OH, 1.30% BANs, 7/15/2004	3,100,919
2,500,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	2,500,000
1,000,000		Lake County, OH, 2.00% BANs, 4/14/2005	1,007,556
1,000,000		Mahoning County, OH Hospital Facilities, (Series B), Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	1,000,000
2,500,000		North Ridgeville, OH, 1.52% BANs, 5/4/2005	2,504,317
435,000		Ohio State, IDR (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/(National City Bank, Ohio LOC)	435,000
7,300,000		Ohio Waste Development Authority Solid Waste, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD)	7,300,000
2,000,000		Perrysburg, OH, 1.50% BANs, 6/17/2004	2,000,346
1,300,000		Ross County, OH, 1.40% BANs, 6/3/2004	1,300,019
1,500,000		Salem, OH, 1.55% BANs, 5/5/2005	1,502,736
1,500,000		Shaker Heights, OH, (Series A), 2.25% BANs, 5/12/2005	1,511,601
3,500,000		Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000
2,740,000		Youngstown, OH, (Series 1996A), Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	2,740,000

		TOTAL	52,788,411

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--1.9%
$50,000		Adair County, OK IDA, (Series B), Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank N.A., LOC)	$50,000
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (J.P. Morgan Chase Bank LOC)	2,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips)	2,500,000
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	2,000,000

		TOTAL	6,550,000

		Oregon--1.4%
3,000,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	3,000,000
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC)	1,000,000

		TOTAL	5,000,000

		Pennsylvania--0.3%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A., LOC)	895,000

		Rhode Island--1.1%
3,740,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,740,000

		South Carolina--0.7%
2,200,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	2,200,000
385,000		South Carolina Jobs-EDA, EDRB (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	385,000

		TOTAL	2,585,000

		Tennessee--4.1%
450,000		Benton County TN IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	450,000
800,000		Chattanooga, TN IDB, Industrial Development Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	800,000
1,215,000		Chattanooga, TN IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A., LOC)	1,215,000
1,600,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	1,600,000
245,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A., (Chicago) LOC)	245,000
2,600,000		Jackson, TN IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham LOC)	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$250,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	$250,000
7,200,000		Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank NV, Amsterdam LOC)	7,200,000

		TOTAL	14,360,000

		Texas--9.8%
3,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2004	3,000,000
1,000,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.375% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 8/1/2004	1,000,000
1,000,000		Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	1,000,000
1,000,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% Bonds (Baylor Health Care System), 5/15/2005	1,037,714
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.05% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	3,000,000
3,985,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A., LIQ), Optional Tender 7/21/2004	3,985,000
1,210,000		Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A., LOC)	1,210,000
4,882,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.10% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2004	4,882,000
2,505,000	[2]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A., LIQ), Optional Tender 11/18/2004	2,505,000
8,000,000		Texas State, 2.00% TRANs, 8/31/2004	8,016,820

		TOTAL	34,636,534

		Utah--0.7%
2,500,000		West Jordan, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A., LOC)	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--4.1%
$1,000,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$1,000,000
6,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A., LOC)	6,500,000
3,750,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.17% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2004	3,750,000
1,400,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc. Project)/(JPMorgan Chase Bank LOC)	1,400,000
985,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	985,000
965,000		Virginia Resources Authority, Water and Sewer/(Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	965,000

		TOTAL	14,600,000

		Washington--1.5%
5,325,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2004	5,325,000

		West Virginia--0.7%
2,555,000		South Charleston, WV, PT-1637 Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,555,000

		Wisconsin--2.4%
3,870,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	3,870,000
815,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (Bank One N.A., (Chicago) LOC)	815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$3,575,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,575,000
220,000		Waukesha, WI, IDRB (Series 1995), Weekly VRDNs (Weldall Manufacturing Inc. Project)/(Bank One N.A., (Chicago) LOC)	220,000

		TOTAL	8,480,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	352,182,957

		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,290,445

		TOTAL NET ASSETS--100%	$353,473,402

Securities that are subject to the federal alternative minimum tax (AMT) represent 64.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
96.52%	3.48%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $36,592,000 which represents 10.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RAWs	--Revenue Anticipation Warrants
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Services
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$352,182,957
Cash		505,647
Income receivable		967,370
Receivable for shares sold		35,263

TOTAL ASSETS		353,691,237

Liabilities:
Payable for shares redeemed	$21
Income distribution payable	13,477
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	39,182
Payable for Directors'/Trustees' fees	249
Payable for distribution services fee (Note 5)	30,212
Payable for shareholder services fee (Note 5)	75,530
Accrued expenses	59,164

TOTAL LIABILITIES		217,835

Net assets for 353,478,511 shares outstanding		$353,473,402

Net Assets Consist of:
Paid-in capital		$353,476,215
Undistributed net investment income		102
Accumulated net realized loss on investments		(2,915)

TOTAL NET ASSETS		$353,473,402

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$353,473,402 ÷ 353,478,511 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$4,869,626

Expenses:
Investment adviser fee (Note 5)		$2,053,921
Administrative personnel and services fee (Note 5)		319,716
Custodian fees		19,587
Transfer and dividend disbursing agent fees and expenses (Note 5)		303,079
Directors'/Trustees' fees		5,036
Auditing fees		11,475
Legal fees		7,013
Portfolio accounting fees (Note 5)		79,843
Distribution services fee (Note 5)		410,784
Shareholder services fee (Note 5)		1,026,960
Share registration costs		143,637
Printing and postage		28,931
Insurance premiums		9,523
Taxes		57,955
Miscellaneous		2,790

TOTAL EXPENSES		4,480,250

Waivers (Note 5):
Waiver of investment adviser fee	$(100,671)
Waiver of administrative personnel and services fee	(8,507)
Waiver of transfer and dividend disbursing agent fees and expenses	(37,710)
Waiver of shareholder services fee	(15,267)

TOTAL WAIVERS		(162,155)

Net expenses			4,318,095

Net investment income			551,531

Net realized gain on investments			191

Change in net assets resulting from operations			$551,722

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$551,531	$2,571,944
Net realized gain (loss) on investments	191	(3,106)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	551,722	2,568,838

Distributions to Shareholders:
Distributions from net investment income	(551,383)	(2,571,990)

Share Transactions:
Proceeds from sale of shares	1,028,757,526	1,422,435,594
Net asset value of shares issued to shareholders in payment of distributions declared	568,868	2,423,462
Cost of shares redeemed	(1,102,537,365)	(1,536,407,530)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,210,971)	(111,548,474)

Change in net assets	(73,210,632)	(111,551,626)

Net Assets:
Beginning of period	426,684,034	538,235,660

End of period (including undistributed (distributions in excess of) net investment income of $102 and $(46), respectively)	$353,473,402	$426,684,034

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. For the year ended May 31, 2004, all of the Fund's distributions were from tax-exempt income.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $353,476,215. Transactions in capital stock were as follows:

Year Ended May 31	2004		2003
	Shares	Amount	Shares	Amount
Shares sold	1,028,757,526	$1,028,757,526	1,422,435,594	$1,422,435,594
Shares issued to shareholders in payment of distributions declared	568,868	568,868	2,423,393	2,423,462
Shares redeemed	(1,102,537,365)	(1,102,537,365)	(1,536,405,165)	(1,536,407,530)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(73,210,971)	$(73,210,971)	(111,546,178)	$(111,548,474)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2004 and May 31, 2003, were as follows:

	2004	2003
Tax-exempt income	$551,383	$2,571,990

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$13,579

Capital loss carryforward	$2,915

At May 31, 2004, the Fund had a capital loss carryforward of $2,915 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004, the fees paid to FAS and FServ were $175,208 and $136,001, respectively, after voluntary waiver, if applicable. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Funds shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $47,585, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended May 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $794,205,000 and $899,130,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.), as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2004 and 2003, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 20, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT and SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since August 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551303

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28565 (7/04)

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.007	0.019	0.052	0.047
Less Distributions:
Distributions from net investment income	(0.001)	(0.007)	(0.019)	(0.052)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.14%	0.69%	1.95%	5.34%	4.81%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.05%	1.04%	1.01%

Net investment income	0.14%	0.70%	1.94%	5.18%	4.73%

Expense waiver/reimbursement[2]	0.03%	0.03%	0.02%	0.06%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,334,861	$5,008,970	$5,621,516	$6,151,845	$5,061,010

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.6%
	Finance - Automotive--0.6%
$3,596,963	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$3,596,963
17,000,000	Ford Credit Auto Owner Trust 2004-A, Class A1, 1.240%, 2/15/2005	17,000,000
5,000,000	WFS Financial Owner Trust 2004-2, Class A1, 1.166%, 5/20/2005	5,000,000

	TOTAL	25,596,963

	Finance - Equipment--0.0%
1,333,090	CIT Equipment Collateral 2003-EF1, Class A1, 1.139%, 10/15/2004	1,333,090

	TOTAL ASSET-BACKED SECURITIES	26,930,053

	CERTIFICATES OF DEPOSIT--11.6%
	Banking--11.6%
25,000,000	BNP Paribas SA, 1.142%, 7/26/2004	24,999,528
70,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.080%, 7/6/2004	70,000,000
25,000,000	Calyon, Paris, 1.240%, 8/4/2004	24,999,561
20,000,000	Deutsche Bank AG, 1.190% - 1.250%, 9/27/2004 - 12/29/2004	20,001,432
15,000,000	Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	14,998,807
31,000,000	Regions Bank, Alabama, 1.160% - 1.260%, 8/31/2004 - 10/15/2004	31,000,000
50,000,000	Royal Bank of Canada, Montreal, 1.395% - 1.465%, 11/12/2004 - 2/8/2005	49,999,327
18,000,000	Societe Generale, Paris, 1.180%, 9/10/2004	18,000,000
13,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	13,001,496
77,000,000	UBS AG, 1.115% - 1.150%, 8/11/2004 - 12/31/2004	77,000,880
61,000,000	Washington Mutual Bank, 1.110% - 1.170%, 7/14/2004 - 8/11/2004	61,000,000
100,000,000	Washington Mutual Bank, F.A., 1.050% - 1.070%, 6/7/2004 - 7/6/2004	99,999,735

	TOTAL CERTIFICATES OF DEPOSIT	505,000,766

Principal Amount		Value
	COLLATERALIZED LOAN AGREEMENTS--24.5%
	Banking--9.8%
$125,000,000	Deutsche Bank Securities, Inc., 1.193%, 6/1/2004	$125,000,000
50,000,000	Greenwich Capital Markets, Inc., 1.187%, 6/1/2004	50,000,000
75,000,000	HSBC Securities, Inc., 1.162%, 6/1/2004	75,000,000
100,000,000	J.P. Morgan Securities, Inc., 1.163%, 6/1/2004	100,000,000
75,000,000	Wachovia Securities, Inc., 1.142%, 6/1/2004	75,000,000

	TOTAL	425,000,000

	Brokerage--14.7%
130,000,000	Bear Stearns Cos., Inc., 1.212%, 6/1/2004	130,000,000
50,000,000	Citigroup Global Markets, Inc., 1.100%, 6/1/2004	50,000,000
170,000,000	Goldman Sachs Group, Inc., 1.212% - 1.550%, 6/1/2004 - 10/25/2004	170,000,000
100,000,000	Lehman Brothers Holdings, Inc., 1.212%, 6/1/2004	100,000,000
110,000,000	Merrill Lynch & Co., Inc., 1.212%, 6/1/2004	110,000,000
25,000,000	Merrill Lynch, Pierce, Fenner & Smith, 1.142%, 6/1/2004	25,000,000
50,000,000	Morgan Stanley & Co., Inc., 1.142%, 6/1/2004	50,000,000

	TOTAL	635,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	1,060,000,000

	COMMERCIAL PAPER--17.1%[1]
	Banking--7.4%
31,000,000	Bank of Ireland, 1.160% - 1.280%, 10/22/2004 - 10/28/2004	30,850,949
25,000,000	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.070%, 7/9/2004	24,971,764
50,000,000	Citicorp, 1.062%, 6/14/2004	49,980,861
68,000,000	DePfa Bank PLC, 1.080% - 1.150%, 6/14/2004 - 10/15/2004	67,816,983
67,035,000	HBOS Treasury Services PLC, 1.145% - 1.160%, 6/2/2004 - 6/9/2004	67,022,618
10,000,000	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.110%, 8/17/2004	9,976,258
16,957,000	Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.060%, 6/7/2004	16,954,004
17,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 1.250%, 12/28/2004	16,876,042
35,000,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.165%, 9/21/2004	34,873,144

	TOTAL	319,322,623

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Automotive--1.5%
$44,500,000	DaimlerChrysler North America Holding Corp., 1.230%, 7/1/2004	$44,454,388
19,000,000	FCAR Auto Loan Trust, A1+/P1 Series, 1.145%, 9/8/2004	18,940,435

	TOTAL	63,394,823

	Finance - Commercial--1.1%
10,000,000	Amsterdam Funding Corp., 1.060%, 8/23/2004	9,975,561
15,000,000	CIT Group, Inc., 1.070%, 7/12/2004	14,981,721
25,000,000	Compass Securitization LLC, 1.050%, 6/10/2004	24,993,438

	TOTAL	49,950,720

	Finance - Equipment--0.6%
5,000,000	John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 1.100%, 6/10/2004	4,998,625
14,200,000	John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.100%, 6/10/2004	14,196,095
5,000,000	John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 1.100%, 6/24/2004	4,996,486

	TOTAL	24,191,206

	Finance - Retail--2.3%
35,000,000	Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.150%, 6/1/2004	35,000,000
25,000,000	Jupiter Securitization Corp., 1.140%, 6/18/2004	24,986,542
20,000,000	Paradigm Funding LLC, 1.050%, 6/18/2004	19,990,083
20,000,000	Sheffield Receivables Corp., 1.140%, 7/6/2004	19,977,833

	TOTAL	99,954,458

	Finance - Securities--3.2%
25,000,000	Georgetown Funding Co. LLC, 1.071%, 6/29/2004	24,979,194
74,000,000	Grampian Funding LLC, 1.060% - 1.150%, 9/7/2004 - 10/8/2004	73,732,891
5,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.150%, 10/15/2004	4,978,278
36,000,000	Perry Global Funding LLC Series A, 1.070% - 1.120%, 6/1/2004 - 9/2/2004	35,936,281

	TOTAL	139,626,644

	Retail--1.0%
44,134,000	Safeway Inc., 1.090% - 1.100%, 6/9/2004 - 6/14/2004	44,120,539

	TOTAL COMMERCIAL PAPER	740,561,013

Principal Amount		Value
	CORPORATE NOTES--2.1%
	Finance - Securities--0.7%
$11,500,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.430% - 1.570%, 10/27/2004 - 4/20/2005	$11,499,636
20,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270% - 1.310%, 10/12/2004 - 2/28/2005	19,998,894

	TOTAL	31,498,530

	Food & Beverage--0.2%
8,500,000	McDonald's Corp., 4.545%, 3/7/2005	8,700,014

	Pharmaceuticals and Health Care--0.6%
25,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	25,578,586

	Telecommunications--0.6%
25,000,000	SBC Communications, Inc., 4.180%, 6/5/2004	25,007,981

	TOTAL CORPORATE NOTES	90,785,111

	GOVERNMENT AGENCIES--4.5%
	Government Agency--4.5%
112,000,000	Federal Home Loan Bank System, 1.300% - 1.600%, 8/18/2004 - 5/16/2005	112,000,000
42,000,000	Federal Home Loan Mortgage Corp., 1.085% - 3.875%, 6/9/2004 - 2/15/2005	42,196,624
41,000,000	Federal National Mortgage Association, 1.025% - 1.360%, 2/15/2005 - 10/21/2005	40,990,564

	TOTAL GOVERNMENT AGENCIES	195,187,188

	LOAN PARTICIPATION--1.5%
	Finance - Automotive--0.3%
13,900,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.650%, 6/1/2004	13,900,000

	Finance - Retail--1.2%
50,400,000	Countrywide Home Loans, Inc., 1.080%, 6/25/2004	50,400,000

	TOTAL LOAN PARTICIPATION	64,300,000

Principal Amount		Value
	NOTES - VARIABLE--35.7%[2]
	Banking--20.6%
$2,570,000	6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	$2,570,000
37,500,000	Abbey National Treasury Services PLC, Euro Medium Term Note, 1.240%, 8/16/2004	37,504,064
14,505,000	Alabama Incentives Financing Authority, Series 1999-C, (SouthTrust Bank of Alabama, Birmingham LOC), 1.150%, 6/3/2004	14,505,000
4,379,000	American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.150%, 6/3/2004	4,379,000
5,900,000	American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 1.220%, 6/3/2004	5,900,000
3,510,000	Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 1.350%, 6/3/2004	3,510,000
4,030,000	BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 1.250%, 6/3/2004	4,030,000
3,685,000	Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 1.480%, 6/3/2004	3,685,000
1,045,000	BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.360%, 6/4/2004	1,045,000
75,000,000	Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG), 1.120%, 6/1/2004	75,000,000
20,000,000	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG), 1.130%, 6/28/2004	20,000,000
6,430,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.210%, 6/4/2004	6,430,000
1,080,000	Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 1.360%, 6/4/2004	1,080,000
8,000,000	Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.400%, 6/3/2004	8,000,000
2,880,000	Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.120%, 6/3/2004	2,880,000
7,590,000	Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	7,590,000
1,275,000	Children's Defense Fund, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/1/2004	1,275,000
4,855,000	Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 1.350%, 6/3/2004	4,855,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$3,540,000	Crane Plastics Siding LLC, Series 2000, (Bank One N.A. (Chicago) LOC), 1.350%, 6/3/2004	$3,540,000
10,000,000	DePfa Bank PLC, 1.250%, 6/15/2004	10,000,000
3,300,000	Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/2/2004	3,300,000
10,000,000	Dexia Bank, Belgium, 1.025%, 6/2/2004	9,997,881
525,000	Edgefield County, SC, Series 1997 (Bondex Inc Project), (HSBC Bank USA LOC), 1.350%, 6/3/2004	525,000
3,345,000	Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	3,345,000
6,520,000	Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	6,520,000
7,015,000	Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	7,015,000
6,700,000	Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 1.170%, 6/2/2004	6,700,000
920,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/2/2004	920,000
2,010,000	Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	2,010,000
2,990,000	Great Southern Wood Preserving Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.360%, 6/4/2004	2,990,000
8,105,000	Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 1.120%, 6/3/2004	8,105,000
119,000,000	HBOS Treasury Services PLC, 1.100% - 1.250%, 6/21/2004 - 8/20/2004	119,001,968
8,205,000	HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 1.360%, 6/4/2004	8,205,000
1,000,000	Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.410%, 6/4/2004	1,000,000
4,765,000	Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 1.400%, 6/3/2004	4,765,000
5,682,000	Houlihan Brothers Finance Corp., Series A, (National City Bank, Michigan/Illinois LOC), 1.120%, 6/3/2004	5,682,000
4,100,000	Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 1.220%, 6/1/2004	4,100,000
8,100,000	Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 1.150%, 6/3/2004	8,100,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$2,290,000	Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.550%, 6/3/2004	$2,290,000
10,249,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.120%, 6/3/2004	10,249,000
105,000,000	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 1.180%, 6/28/2004	105,000,000
3,320,000	Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	3,320,000
4,180,000	Maryland State Economic Development Corp., Human Genome Sciences Series 1999A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/1/2004	4,180,000
50,000,000	Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/1/2004	50,000,000
3,700,000	Maryland State IDFA, (Kelly Springfield Tire), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.52%, 7/5/2004	3,700,000
4,015,000	Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 1.310%, 6/3/2004	4,015,000
8,500,000	Newton Racquetball Associates, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.250%, 6/2/2004	8,500,000
7,700,000	Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 1.350%, 6/3/2004	7,700,000
7,640,000	PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	7,640,000
8,500,000	Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	8,500,000
6,000,000	Rt. 206, Inc., Series 2000, (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.360%, 6/3/2004	6,000,000
650,000	Sandridge Food Corp., (National City Bank, Ohio LOC), 1.150%, 6/3/2004	650,000
22,500,000	Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.400%, 6/3/2004	22,500,000
55,000,000	Societe Generale, Paris, 1.028% - 1.040%, 6/17/2004 - 6/28/2004	54,993,271
3,580,000	Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 1.150%, 6/3/2004	3,580,000
9,230,000	Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 1.400%, 6/3/2004	9,230,000
1,800,000	Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.150%, 6/3/2004	1,800,000
4,655,000	Sun Valley, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.360%, 6/4/2004	4,655,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$2,735,000	Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	$2,735,000
46,200,000	Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 1.230%, 6/2/2004	46,200,000
3,065,000	Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 1.400%, 6/3/2004	3,065,000
17,175,000	Union Development Co., (Bank of America N.A. LOC), 1.270%, 6/3/2004	17,175,000
9,262,500	WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.250%, 6/4/2004	9,262,500
73,000,000	Wells Fargo & Co., 1.134% - 1.150%, 6/14/2004 - 7/2/2004	73,000,000
3,545,000	Woodbury Business Forms, Inc./Carribean Business Forms, Series 1996 Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 1.600%, 6/3/2004	3,545,000

	TOTAL	893,544,684

	Brokerage--3.0%
75,000,000	Merrill Lynch & Co., Inc., 1.100% - 1.225%, 6/4/2004 - 6/11/2004	75,000,000
57,000,000	Morgan Stanley, 1.100% - 1.110%, 6/4/2004 - 6/28/2004	57,000,000

	TOTAL	132,000,000

	Finance - Automotive--0.7%
30,000,000	GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.660%, 7/1/2004	29,958,673

	Finance - Commercial--3.0%
25,000,000	GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.285%, 8/9/2004	25,000,000
10,000,000	GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.210%, 6/1/2004	10,000,000
92,500,000	General Electric Capital Corp., 1.180%, 6/9/2004 - 6/17/2004	92,500,000
3,000,000	South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 1.220%, 6/3/2004	3,000,000

	TOTAL	130,500,000

	Finance - Retail--2.0%
31,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.656%, 6/15/2004	31,000,000
22,000,000	American General Finance Corp., 1.350%, 8/6/2004	22,008,247
35,000,000	Paradigm Funding LLC, 1.050% - 1.060%, 6/21/2004 - 6/22/2004	34,999,468

	TOTAL	88,007,715

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance - Securities--4.4%
$20,000,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.055%, 6/4/2004	$19,999,825
85,000,000	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.045% - 1.100%, 5/31/2004 - 7/2/2004	84,999,665
83,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.050% - 1.140%, 5/31/2004 - 6/17/2004	82,996,768

	TOTAL	187,996,258

	Government Agency--0.0%
810,000	Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National Mortgage Association LOC), 1.350%, 6/3/2004	810,000

	Insurance--2.0%
20,000,000	Allstate Life Insurance Co., 1.320%, 8/2/2004	20,000,000
33,000,000	Jackson National Life Insurance Co., 1.190%, 6/22/2004	33,000,000
35,000,000	Monumental Life Insurance Co., 1.440%, 8/31/2004	35,000,000

	TOTAL	88,000,000

	TOTAL NOTES - VARIABLE	1,550,817,330

	REPURCHASE AGREEMENTS--2.5%
57,182,000	Interest in $1,500,000,000 repurchase agreement with Bank of America Securities LLC, 1.050%, dated 5/28/2004, to be repurchased at $57,188,671 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033	57,182,000
50,000,000	Interest in $1,500,000,000 repurchase agreement with Countrywide Securities Corp., 1.050%, dated 5/28/2004, to be repurchased at $50,005,833 on 6/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2043	50,000,000

	TOTAL REPURCHASE AGREEMENTS	107,182,000

	TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[3]	4,340,763,461

	OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(5,902,115)

	TOTAL NET ASSETS--100%	$4,334,861,346

1 Each issue shows the rate of discount at the time of purchase of discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shows.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$4,340,763,461
Income receivable		5,455,076
Receivable for shares sold		2,762,703

TOTAL ASSETS		4,348,981,240

Liabilities:
Payable for shares redeemed	$11,288,673
Payable to bank	557,449
Income distribution payable	130,654
Payable to transfer and dividend disbursing agent fees and expenses (Note 5)	750,680
Payable for distribution services fees (Note 5)	374,759
Payable for shareholder services fees (Note 5)	936,898
Accrued expenses	80,781

TOTAL LIABILITIES		14,119,894

Net assets for 4,334,868,914 shares outstanding		$4,334,861,346

Net Assets Consist of:
Paid-in capital		$4,334,868,914
Distributions in excess of net investment income		(7,568)

TOTAL NET ASSETS		$4,334,861,346

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,334,861,346 ÷ 4,334,868,914 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$57,859,006

Expenses:
Investment adviser fee (Note 5)		$24,167,105
Administrative personnel and services fee (Note 5)		3,762,419
Custodian fees		270,097
Transfer and dividend disbursing agent fees and expenses (Note 5)		6,029,177
Directors'/Trustees' fees		30,605
Auditing fees		21,308
Legal fees		10,351
Portfolio accounting fees (Note 5)		159,049
Distribution services fee (Note 5)		4,833,421
Shareholder services fee (Note 5)		12,083,553
Share registration costs		367,453
Printing and postage		348,263
Insurance premiums		36,578
Taxes		363,163
Miscellaneous		20,729

TOTAL EXPENSES		52,503,271

Waivers (Note 5):
Waiver of investment adviser fee	$(969,184)
Waiver of administrative personnel and services fee	(100,519)
Waiver of transfer and dividend disbursing agent fees and expenses	(445,809)

TOTAL WAIVERS		(1,515,512)

Net expenses			50,987,759

Net investment income			$6,871,247

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,871,247	$37,378,257

Distributions to Shareholders:
Distributions from net investment income	(6,851,733)	(37,405,339)

Share Transactions:
Proceeds from sale of shares	9,392,114,174	14,251,305,521
Net asset value of shares issued to shareholders in payment of distributions declared	7,152,931	37,406,696
Cost of shares redeemed	(10,073,395,653)	(14,901,231,186)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(674,128,548)	(612,518,969)

Change in net assets	(674,109,034)	(612,546,051)

Net Assets:
Beginning of period	5,008,970,380	5,621,516,431

End of period (including distributions in excess of net investment income of $(7,568) and $(27,082), respectively)	$4,334,861,346	$5,008,970,380

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distribution

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, there were 12,500,000,000 par value shares ($0.001 share) authorized. Capital paid-in aggregated $4,334,868,914. Transactions in capital stock were as follows:

Year Ended May 31	2004	2003
Shares sold	9,392,114,174	14,251,305,521
Shares issued to shareholders in payment of distributions declared	7,152,931	37,406,696
Shares redeemed	(10,073,395,653)	(14,901,231,186)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(674,128,548)	(612,518,969)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income	$6,851,733	$37,405,339

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$123,086

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of their fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004, the fees paid to FAS and FServ were $2,070,142 and $1,591,758, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $91,042, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2004 and 2003, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for each of the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 20, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551105

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28566 (7/04)

Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
BOARD OF DIRECTORS AND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0004	0.0051	0.0159	0.0492	0.0438
Net realized and unrealized gain (loss) on investments	0.0002	0.0006	0.0007	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.0006	0.0057	0.0166	0.0492	0.0438

Less Distributions:
Distributions from net investment income	(0.0004)	(0.0051)	(0.0159)	(0.0492)	(0.0438)
Distributions from net realized gain on investments	(0.0002)	(0.0006)	(0.0007)	--	--

TOTAL DISTRIBUTIONS	(0.0006)	(0.0057)	(0.0166)	(0.0492)	(0.0438)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.57%	1.67%	5.03%	4.47%

Ratios to Average Net Assets:

Expenses	1.01%	1.05%	1.03%	1.04%	1.01%

Net investment income	0.04%	0.54%	1.63%	4.91%	4.37%

Expense waiver/reimbursement[2]	0.09%	0.05%	--	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$341,511	$491,107	$606,949	$977,293	$850,062

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004

Principal Amount			Value
		U.S. TREASURY--24.4%
		U.S. Treasury Bills--2.6%[1]
$9,000,000		0.980% - 1.070%, 9/16/2004 -- 10/21/2004	$8,968,016

		U.S. Treasury Notes--21.8%
74,000,000		1.625% - 5.875%, 6/30/2004 -- 4/30/2005	74,517,440

		TOTAL U.S. TREASURY	83,485,456

		REPURCHASE AGREEMENTS--73.8%
60,845,000		Interest in $2,285,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.000% dated 5/28/2004 to be repurchased at $60,851,761 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	60,845,000
6,000,000	[2]	Interest in $235,000,000 joint repurchase agreement with Bank of America Securities LLC, 0.940% dated 5/19/2004 to be repurchased at $6,006,423 on 6/30/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2011	6,000,000
70,000,000		Interest in $1,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.010% dated 5/28/2004 to be repurchased at $70,007,856 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2014	70,000,000
20,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.000% dated 5/28/2004 to be repurchased at $20,002,222 on 6/1/2004, collateralized by a U.S. Treasury Obligations with various maturities to 4/15/2028	20,000,000
10,000,000	[2]	Interest in $423,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050% dated 5/25/2004 to be repurchased at $10,018,958 on 7/30/2004, collateralized by a U.S. Treasury Obligation with a maturity of 2/15/2011	10,000,000
70,000,000		Interest in $1,200,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.000% dated 5/28/2004 to be repurchased at $70,007,778 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2021	70,000,000
15,000,000	[2]	Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC, 0.990% dated 4/5/2004 to be repurchased at $15,037,950 on 7/6/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	15,000,000

		TOTAL REPURCHASE AGREEMENTS	251,845,000

		TOTAL INVESTMENTS--98.2% (AT AMORTIZED COST)[3]	335,330,456

		OTHER ASSETS AND LIABILITIES -- NET--1.8%	6,180,389

		TOTAL NET ASSETS--100%	$341,510,845

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Investment in repurchase agreements	$251,845,000
Investments in securities	83,485,456

Total investments in securities, at amortized cost and value		$335,330,456
Receivable for investments sold		6,000,000
Income receivable		592,541
Receivable for shares sold		30,255

TOTAL ASSETS		341,953,252

Liabilities:
Payable for shares redeemed	66,022
Income distribution payable	3,492
Payable to bank	225,372
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	21,062
Payable for Directors'/Trustees' fees	695
Payable for distribution services fees (Note 5)	29,134
Payable for shareholder services fees (Note 5)	50,939
Accrued expenses	45,691

TOTAL LIABILITIES		442,407

Net assets for 341,504,066 shares outstanding		$341,510,845

Net Assets Consist of:
Paid-in capital		$341,504,066
Undistributed net investment income		6,779

TOTAL NET ASSETS		$341,510,845

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$341,510,845 ÷ 341,504,066 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2004

Investment Income:
Interest			$4,224,086

Expenses:
Investment adviser fee (Note 5)		$2,009,009
Administrative personnel and services fee (Note 5)		312,293
Custodian fees		38,709
Transfer and dividend disbursing agent fees and expenses (Note 5)		279,365
Directors'/Trustees' fees		5,434
Auditing fees		11,711
Legal fees		6,126
Portfolio accounting fees (Note 5)		84,229
Distribution services fee (Note 5)		401,802
Shareholder services fee (Note 5)		1,004,504
Share registration costs		209,588
Printing and postage		25,108
Insurance premiums		9,711
Taxes		43,142
Miscellaneous		21,904

TOTAL EXPENSES		4,462,635

Waivers (Note 5):
Waiver of investment adviser fee	$(204,823)
Waiver of administrative personnel and services fee	(7,981)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,224)
Waiver of shareholder services fee	(176,981)

TOTAL WAIVERS		(401,009)

Net expenses			4,061,626

Net investment income			162,460

Net realized gain on investments			76,808

Change in net assets resulting from operations			$239,268

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$162,460	$3,044,221
Net realized gain on investments	76,808	312,819

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	239,268	3,357,040

Distributions to Shareholders:
Distributions from net investment income	(193,321)	(3,006,581)
Distributions from net realized gain on investments	(76,808)	(312,819)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(270,129)	(3,319,400)

Share Transactions:
Proceeds from sale of shares	1,136,794,890	1,920,703,731
Net asset value of shares issued to shareholders in payment of distributions declared	263,420	3,045,323
Cost of shares redeemed	(1,286,623,341)	(2,039,629,084)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(149,565,031)	(115,880,030)

Change in net assets	(149,595,892)	(115,842,390)

Net Assets:
Beginning of period	491,106,737	606,949,127

End of period (including undistributed net investment income of $6,779 and $37,640, respectively)	$341,510,845	$491,106,737

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule-2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $341,504,066. Transactions in capital stock were as follows:

Year Ended May 31	2004	2003
Shares sold	1,136,794,890	1,920,703,731
Shares issued to shareholders in payment of distributions declared	263,420	3,045,323
Shares redeemed	(1,286,623,341)	(2,039,629,084)

NET CHANGE RESULTING FROM CLASS SHARE TRANSACTIONS	(149,565,031)	(115,880,030)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets during the years ended May 31, 2004 and May 31, 2003, was as follows:

	2004	2003
Ordinary income[1]	$270,129	$3,309,876

Long-term capital gain	$-	$9,524

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,271

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended May 31, 2004, the fees paid to FAS and FServ were $164,367 and $139,945, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $52,047, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND THE SHAREHOLDERS OF TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2004 and 2003, and the financial highlights for each of the years in the five-year period ended May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 20, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551402

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28567 (7/04)

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical
Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $51,904
                  Fiscal year ended 2003 - $50,000

(b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $4,064
                  Fiscal year ended 2003 - $8,897
                  Transfer Agent Service Auditors Report
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $61,414 and $16,493 respectively.  Fiscal year ended 2004 -
      Attestation services relating to the review of fund share
      transactions and Transfer Agent Service Auditors report.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $175,000 and $30,000 respectively.
      Analysis regarding the realignment of advisory companies.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $200,732 and $38,999 respectively.  Fiscal year ended 2004 -
      Consultation regarding information requests by regulatory agencies, executive compensation analysis and analysis of distribution methods for money market funds.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.
            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
                  4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $461,860
                  Fiscal year ended 2003 - $105,289

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser
      (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's
      independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004